Segmented Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segmented Information
Note 20 - Segmented Information
The Company’s business is organized into one single operating segment, consisting of acquiring, managing and generating royalties. The Company’s chief operating decision-maker, the CEO, makes capital allocation decisions, reviews operating results and assesses performance.
Geographic revenues from royalties is determined by the location of the operations giving rise to the revenue.
For the years ended December 31, 2025, and 2024 the Company had revenue located geographically as follows:

	North America	South America	Europe	Australia	Africa	Total

Royalty revenue
December 31, 2025	$2,260	$3,665	$3,764	$12,267	$21,403	$43,359
December 31, 2024	$1,013	$120	$-	$6,738	$8,122	$15,993
As at December 31, 2025, and 2024, the Company had royalty interests located geographically as follows:

	North America	South America	Europe	Australia	Africa	Total

Royalty interests
As at December 31, 2025	$91,251	$199,669	$343,635	$114,230	$59,935	$808,720
As at December 31, 2024	$20,521	$-	$-	$64,554	$50,645	$135,720